Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 09, 2011
Document Information
Entity Registrant Name	Vaughan Foods, Inc.
Entity Central Index Key	0001376556
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Common Stock, Shares Outstanding		9,408,334

Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 0	$ 0
Cash receipts subject to account control agreement	712,217	533,541
Accounts receivable, net of allowance for credit losses of $53,852 at June 30, 2011 and $78,180 at December 31, 2010	8,421,813	6,088,245
Inventories	4,071,541	3,104,976
Prepaid expenses and other assets	613,366	246,001
Deferred tax assets	433,703	369,604
Total current assets	14,252,640	10,342,367
Restricted assets:
Cash	528,400	937,336
Investments	770,397	557,566
Total restricted assets	1,298,797	1,494,902
Property and equipment, net	13,977,676	14,576,322
Other assets:
Loan origination fees, net of amortization	283,580	286,767
Intangible assets	30,817	46,241
Deferred tax assets, noncurrent	3,021,902	2,604,045
Total other assets	3,336,299	2,937,053
Total assets	32,865,412	29,350,644
Current liabilities:
Accounts payable	9,288,597	6,980,713
Disbursements in transit	1,958,501	729,300
Line of credit	3,406,456	2,688,302
Note payable to related party	28,312	29,724
Accrued liabilities	2,152,704	1,945,094
Current portion of long-term debt	1,019,055	1,155,310
Total current liabilities	17,853,625	13,528,443
Long term liabilities:
Long-term debt, net of current portion	6,491,047	6,694,917
Note payable to related party, net of current portion	757,576	811,023
Deferred gain on sale of assets	5,800	7,747
Total long-term liabilities	7,254,423	7,513,687
Stockholders’ equity:
Common stock, $0.001 par value; authorized 50,000,000 shares; 9,380,577 shares issued and outstanding at June 30, 2011 and December 31, 2010	9,381	9,381
Preferred stock, $0.001 par value; authorized 5,000,000 shares; 0 shares issued and outstanding at June 30, 2011 and December 31, 2010	0	0
Paid in Capital	14,570,145	14,525,179
Retained Earnings (deficit)	(6,822,162)	(6,226,046)
Total stockholders’ equity	7,757,364	8,308,514
Total liabilities and stockholders’ equity	$ 32,865,412	$ 29,350,644

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Allowance for doubtful accounts	$ 53,852	$ 78,180
Stockholders’ equity:
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	9,380,577	9,380,577
Common stock, shares outstanding	9,380,577	9,380,577
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Net sales	$ 28,207,091	$ 26,225,764	$ 51,786,084	$ 47,921,629
Cost of sales	26,371,376	23,476,533	47,776,477	42,410,244
Gross profit	1,835,715	2,749,231	4,009,607	5,511,385
Selling, general and administrative expenses	2,328,127	2,127,186	4,638,204	4,397,614
Operating income (loss)	(492,412)	622,045	(628,597)	1,113,771
Interest expense	(228,008)	(207,488)	(451,422)	(476,670)
Gain (loss) on sale of asset	968	11,724	1,947	20,689
Other income and expense, net	(227,040)	(195,764)	(449,475)	(455,981)
Net income (loss) before income taxes	(719,452)	426,281	(1,078,072)	657,790
Income tax expense (benefit)	(336,629)	166,107	(481,956)	281,025
Net income (loss)	$ (382,823)	$ 260,174	$ (596,116)	$ 376,765
Weighted average shares outstanding
Basic	9,380,577	9,380,577	9,380,577	7,961,212
Diluted	9,396,320	9,384,660	9,403,354	7,962,165
Net income (loss) per share
Basic	$ (0.04)	$ 0.03	$ (0.06)	$ 0.05
Diluted	$ (0.04)	$ 0.03	$ (0.06)	$ 0.05

Consolidated Statements of Stockholders' Equity Statement (USD $)	Total	Common Stock	Paid in Capital	Retained Earnings (Deficit)
Beginning Balance at Dec. 31, 2009	$ 6,874,577	$ 4,623	$ 12,734,115	$ (5,864,161)
Beginning Balance, Shares at Dec. 31, 2009		4,623,077
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	89,934		89,934
Issuance of common stock and warrants in connection with private placement transaction, Shares issued		4,757,500
Issuance of common stock and warrants in connection with private placement transaction, Amount	1,705,888	4,758	1,701,130
Net (loss)	(361,885)			(361,885)
Ending Balance at Dec. 31, 2010	8,308,514	9,381	14,525,179	(6,226,046)
Ending Balance, Shares at Dec. 31, 2010	9,380,577	9,380,577
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	44,966		44,966
Net (loss)	(596,116)			(596,116)
Ending Balance at Jun. 30, 2011	$ 7,757,364	$ 9,381	$ 14,570,145	$ (6,822,162)
Ending Balance, Shares at Jun. 30, 2011	9,380,577	9,380,577

Consolidated Statements of Cash Flows Statement (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ (596,116)	$ 376,765
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,065,021	1,339,256
Provision for credit losses	(24,328)	(50,000)
(Gain) on sale of assets	(1,947)	(20,689)
Stock option expense	44,966	44,967
Deferred income taxes	(481,956)	281,025
Changes in operating assets and liabilities:
Accounts receivable	(2,309,240)	(1,333,681)
Inventories	(966,565)	238,213
Prepaid expenses and other assets	(367,365)	(38,990)
Accounts payable	2,307,884	(34,216)
Disbursements in transit	1,229,201	(520,612)
Accrued liabilities	207,610	269,498
Net cash provided by (used in) operating activities	107,165	551,536
Cash flows from investing activities:
Purchases of property and equipment	(407,764)	(712,526)
Proceeds from sales of assets	0	19,750
Distribution of insurance proceeds from restricted assets	408,936	0
Investments in restricted assets	(212,831)	(216,166)
Net cash (used by) investing activities	(211,659)	(908,942)
Cash flows from financing activities:
Proceeds from stock issue	0	1,705,888
Payment of loan origination fees	(40,000)	(58,333)
Net borrowings (repayments) on line of credit	718,154	(450,456)
Net proceeds from funds subject to account control agreement	(178,676)	(447,598)
Repayment of long-term debt and capital leases	(394,984)	(397,387)
Other, net	0	5,292
Net cash provided by (used in) financing activities	104,494	357,406
Net increase (decrease) in cash and cash equivalents	0	0
Cash and cash equivalents at beginning of period	0	0
Cash and cash equivalents at end of period	0	0
Cash paid during the period for:
Interest paid, net of capitalized interest	409,953	328,194
Issuance of warrants to placement agent in connection with private placement transaction	$ 0	$ 219,661

Nature of Operations	6 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
Nature of Operations

Vaughan Foods, Inc. (the “Company”) is an Oklahoma-based specialty food processor serving customers in a multi-state region. The Company and its subsidiaries operate from processing facilities in Moore, Oklahoma and Fort Worth, Texas.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
Summary of Significant Accounting Policies

(a)	Basis of Reporting
The accompanying consolidated financial statements and notes thereto have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, certain disclosures normally prepared in accordance with accounting principles generally accepted in the United States of America have been omitted. The accompanying consolidated financial statements and notes thereto should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report filed on Form 10-K with the SEC on March 30, 2011.
This summary of significant accounting policies is presented to assist in understanding the Company’s consolidated financial statements. The consolidated financial statements and notes are representations of the Company’s management which is responsible for the integrity and objectivity of the consolidated financial statements. These accounting policies conform to accounting principles generally accepted in the United States of America and have been consistently applied in the preparation of the consolidated financial statements.

(b)	Unaudited Interim Financial Information
The financial information herein is unaudited; however, such information reflects solely normal recurring adjustments which are, in the opinion of management, necessary for a fair presentation of the results for the interim periods presented. Operating results of the interim period are not necessarily indicative of the amounts that will be reported for the entire year.

(c)	Cash and Cash Equivalents
For purposes of the consolidated statements of cash flows, the Company considers investments with maturities of three months or less at date of purchase to be cash equivalents. Cash subject to account control agreement represents unrestricted cash that results from collections of trade accounts receivable. Such amounts are generally applied the next business day to outstanding balances and accrued interest on the revolving credit agreement, and subject to availability and other terms of the agreement, can be re-borrowed immediately after being applied to the line of credit.

(d)	Disbursements in Transit
Disbursements in transit as presented in the consolidated balance sheet and consolidated statement of cash flows, represent drafts for payment to the Company’s vendors in transit and in the process of being collected.

(e)	Accounts Receivable and Credit Policies
Trade accounts receivable are customer obligations due under normal trade terms generally requiring payment within 15 to 21 days from the invoice date. Receivables are recorded based on the amounts invoiced to customers. Interest and delinquency fees are not included in income until realized in cash. Discounts allowed for early payment, if any, are charged against income when the payment is received. Payments of accounts receivable are allocated to the specific invoices identified on the customer’s remittance advice or, if unspecified, are generally applied to the earliest unpaid invoices.
The carrying amount of accounts receivable is reduced by an allowance for credit losses that reflects management’s estimate of the amounts that will not be collected. The allowance for credit losses is based on various factors including among other things, (a) our assessment of the collectibility of specific customer accounts, (b) our macro assessment of political and economic risk, (c) the overall aging of accounts receivable portfolio, and (d) the effects each of these and other factors have on the consolidated portfolio. Balances still outstanding after management has used reasonable collection efforts are charged off to the valuation allowance. Recoveries on accounts previously charged off are credited to the valuation allowance.
A lien exists on certain receivables related to fresh produce under the Perishable Agricultural Commodities Act of 1930, which partially subordinates the lien placed by the line of credit.

(f)	Inventories
Inventories consist principally of food products and are stated at the lower of average cost (which approximates first-in, first-out) or market. Costs included in inventories consist of materials, certain prepaid expenses related to materials, packaging supplies, and labor. General and administrative costs are not charged to inventories.

(g)	Property and Equipment
Property and equipment are recorded at cost. Equipment classified as capital leases are recorded at the present value of the future minimum lease payments, and amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset. Expenditures for major additions and improvements are capitalized, while minor replacements, maintenance and repairs are charged to expense as incurred. When property and equipment are retired or otherwise disposed of, the cost of the asset and related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in other income and expense.
Depreciation, including assets classified as capital leases, are provided using the straight-line method over the following estimated useful lives:

Plant and improvements	15 - 40 years
Machinery and equipment	2 - 15 years
Transportation equipment	3 - 10 years
Office equipment	2 - 7 years

(h)	Concentrations of Credit Risk
The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

(i)	Revenue Recognition
The Company recognizes revenue, net of related sales discounts and allowances, when persuasive evidence of an arrangement exists (such as a customer purchase order), delivery has occurred, the price to the customer has been fixed or is determinable, and collectibility is reasonably assured. The Company's customers consist of foodservice distributors and retail sector customers. Generally, the risk of loss of ownership of products in the industry in which the Company operates, transfers from the supplier to the purchaser at the point of delivery at the customer's designated place of business. The Company considers the transfer of risk of loss to the customer as the point in which the Company has earned revenue. Revenues include those amounts related to shipping and handling. Shipping and handling expenses are also included in cost of sales.
Consideration from the Company to a customer in the form of cash payments, reductions applied to customers' accounts receivable balances and direct payment of sales and marketing related expenses are presumed to be a reduction to the selling price of the Company’s products and accordingly, is characterized as a reduction of sales when recognized in the Company’s consolidated statements of operations. As a result, certain sales, marketing and promotional expenses are recorded as a reduction of net sales, at the time in which the sale is recognized.

(j)	Accounting for Rebates
The Company establishes liabilities for rebates to customers based on specific programs, expected usage and historical experience.

(k)	Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(l)	Earnings (Loss) Per Share
Basic earnings (loss) per share (“EPS”) excludes dilution and is calculated by dividing net income (loss) available to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted EPS is computed in a manner similar to that of basic EPS except that the weighted-average number of common shares outstanding is increased to include the number of incremental common shares (computed using the treasury stock method) that would have been outstanding if all potentially dilutive common shares (such as stock options) were issued during the period. Diluted EPS is not presented if the effect of the incremental shares is anti-dilutive.
As of June 30, 2011, the Company has Class A and Class B warrants outstanding resulting from its initial public offering. The Class A and Class B warrants entitle the holder to buy one common share at  $9.75 and  $13.00, respectively. The Company may redeem some or all of the warrants at a price of  $0.25 per warrant, on 30 days notice to the holders. The Company may redeem the Class B warrants only if its gross revenue, for any period of twelve months preceding a 30 day notice to the holders, is equal to or greater than  $100 million. The exercise price of both classes of warrants exceeds the Company’s stock price, therefore the Company has not included these warrants as shares in diluted earnings per share because the effects of inclusion would be anti-dilutive.
On various dates, the Company granted stock options to certain employees, members of the board of directors and certain consultants to the Company, vesting over four years. The exercise price of the options is equal to the Company's stock price on the date of issuance. In some instances the exercise price of the options exceeds the Company's stock price, therefore the Company has not included these options as shares in diluted earnings per share because the effects of inclusion would be anti-dilutive.

Option Grant Date	Number of Options Issued and Outstanding at June 30, 2011	Antidilutive	Dilutive
November 26, 2008	470,000	470,000	—
March 12, 2009	14,120	14,120	—
November 11, 2010	90,000	90,000	—
June 21, 2011	329,000	174,000	155,000
On March 6, 2009, the Company issued a seven-year warrant to purchase 252,454 shares of common stock to its lender in connection with refinancing its revolving line of credit, as further described in Note 7. The exercise price of the warrant  $0.59 per share, which is greater than the Company’s average stock price, therefore the Company has not included these options associated with the warrant in diluted earnings per share because the effects of inclusion would be anti-dilutive.
On February 24, 2010, the Company issued five year warrants to purchase 1,903,000 shares of common stock to 71 accredited investors in connection with a private placement transaction. The exercise price of the warrants is  $0.70 per share, which is greater than the Company’s average stock price, therefore the Company has not included these options associated with the warrants in diluted earnings per share because the effects of inclusion would be anti-dilutive.
On February 23, 2010, the Company issued five year warrants to purchase 475,750 shares of common stock to the placement agent in connection with a private placement transaction. The exercise price of the warrants is  $0.625 per share, which is greater than the Company’s average stock price, therefore the Company has not included these options associated with the warrants in diluted earnings per share because the effects of inclusion would be anti-dilutive.
On June 21, 2011, the Company granted 112,000 warrants to purchase common stock to certain consultants of the Company. The exercise price of the warrants were  $0.38 per share, which is less than the Company's average stock price, therefore the Company has included these options associated with the warrants in diluted earnings per share because the effects of inclusion are dilutive.

(m)	Use of Estimates
The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(n)	Fair Value of Financial Instruments
The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities are measured at cost which approximates fair value because of the short-term nature of these instruments. The carrying amount of the Company’s borrowings under the line of credit and long-term debt approximates fair value because the interest rate on the instruments fluctuate with market interest rates or represents borrowing rates available with similar terms.

(o)	Investments
The Company’s investments primarily consist of money market mutual funds. These investments are classified as available for sale and are reported at fair value, which was determined using quoted market prices in active markets for identical assets. Any related unrealized gains and losses are excluded from earnings and reported net of income tax as a separate component of stockholders’ equity until realized. There were no unrealized gains or losses for the three month periods ended June 30, 2011 and 2010. Realized gains and losses on sales of securities are based on the specific identification method. Declines in the fair value of investment securities below their carrying value that are other than temporary are recognized in earnings.

(p)	Stock-Based Compensation Expense
The Company measures stock-based compensation costs at the grant date based on the fair value of the award and recognize as expense ratably over the service period, net of estimated forfeitures. The Company uses the Black-Scholes option-pricing model to determine the fair-value of stock option awards. The Company awards stock options to employees, executive officers, directors and certain consultants.

Operating Results and Liquidity	6 Months Ended
Jun. 30, 2011
Operating Results and Liquidity [Abstract]
Additional Financial Information Disclosure [Text Block]
Operating Results and Liquidity
The Company's liquidity position remains adequate for the foreseeable future. On March 23, 2011, the Company executed an amendment under its loan and security agreement with its primary lender, increasing the maximum amount available under its revolving line of credit on a seasonal basis from  $3.5 million to  $4.5 million, effective April 1, 2011. Since the Company's revenues have held up nicely, and the revolving line of credit borrowing base is driven by the level of its accounts receivable balances, the Company has been able to take advantage of the increase in availability under this facility. The Company experienced violations of the EBITDA covenant in its revolving loan agreement as of the end of the first quarter of 2011, and again as of the end of the second quarter of 2011, however, the lender has granted written waivers of these covenant violations. The minimum and maximum amounts outstanding on the revolving loan agreement were  $1.9 million on April 27, 2011, and  $4.3 million on June 23, 2011, respectively. The Company's cash needs vary with the time of the month and the day of the week, as does its borrowing base. Since all of the Company's cash receipts are swept to pay down the revolving loan agreement each business day, it borrows only the amount needed to fund daily operations. Accordingly, the cash balance on our balance sheet will generally be zero.
The Company's capital expenditures have consisted primarily of maintenance expenditures for plant and equipment and capitalization of certain software costs for internal use, in connection with the continued implementation of our enterprise resource planning (“ERP”) systems. Management expects that the implementation of its ERP systems will continue to move to additional phases, and will continue for a period of time, before winding down over the next twelve to eighteen months. Maintenance capital expenditures (“Maintenance Capex”), although highly variable, will run about  $250,000 to  $500,000 per year. Management defines Maintenance Capex as money that is required to maintain or replace assets. Management does not believe that the concept of Maintenance Capex is subject to precise calculation or definition, but is often a matter of judgment. Accordingly, the amount stated herein is an estimate and will necessarily vary by period.
As more fully described in Note 16, on July 6, 2011, the Company entered into an Agreement and Plan of Merger pursuant to which the Company would be acquired by and be merged into Reser's Fine Foods, Inc. for  $18.25 million in cash through a merger transaction. After the transaction is consummated, the Company's shares will no longer be publicly traded.

Inventories	6 Months Ended
Jun. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Inventories
A summary of inventories follows:

	June 30, 2011	December 31, 2010
	(unaudited)
Raw materials and supplies	$2,950,401	$2,440,989
Work-in-process	467,401	245,955
Finished goods	642,674	524,185
Deferred production costs	117,218	—
Total	4,177,694	3,211,129
Allowance for obsolete inventory	(106,153)	(106,153)
Total inventory, net of allowance for obsolete inventory	$4,071,541	$3,104,976

Restricted Assets	6 Months Ended
Jun. 30, 2011
Restricted Assets [Abstract]
Restricted Assets Disclosure [Text Block]
Restricted Assets
The Company is required to hold cash in reserve in separate trust accounts applicable to its  $5.0 million Cleveland County Industrial Authority Industrial Development Revenue Bonds, issued December 2004. The project construction account represents proceeds of the bond offering to be drawn for approved capital expenditures. The debt reserve account represents funds to be used for debt service in the event of default. The interest and principal accounts represent deposits to be used for debt service. Letters of credit are amounts placed in deposit with a lending institution for purposes of securing letters of credit. These assets are as follows:

	June 30, 2011	December 31, 2010
	(unaudited)
Debt reserve account	$500,000	$500,000
Interest fund account	22,480	22,147
Principal fund account	247,917	35,419
Insurance proceeds on deposit	400	409,336
Deposits related to letters of credit	528,000	528,000
Total restricted assets	$1,298,797	$1,494,902

Property and Equipment	6 Months Ended
Jun. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Property and Equipment
Property and equipment, at cost, consists of the following:

	June 30, 2011	December 31, 2010
	(unaudited)
Land	$238,162	$238,162
Plant and improvements	11,862,036	11,266,946
Machinery and equipment	9,615,956	9,589,084
Transportation equipment	461,595	461,595
Software and office equipment	2,517,896	2,058,635
Software development	136,000	459,261
Construction in progress	46,460	396,659
	24,878,105	24,470,342
Less accumulated depreciation	(10,900,429)	(9,894,020)
Property and equipment, net	$13,977,676	$14,576,322

During the three months ended June 30, 2011 and 2010, depreciation expense was  $482,986 and  $585,889, respectively. During the six months ended June 30, 2011 and 2010, depreciation expense was  $1,006,410 and  $1,174,430, respectively.

Line of Credit	6 Months Ended
Jun. 30, 2011
Line of Credit Facility [Abstract]
Line of Credit Facility [Text Block]
Line of Credit
On March 18, 2009, the Company closed on an asset-based line of credit of up to  $3.0 million, secured by accounts receivable and inventories (the “revolving line of credit”). The revolving line of credit bears interest, floating at the Wall Street Journal Prime Rate plus 4.5 percent, and is subject to certain financial covenants, including minimum cash position and EBITDA, measured on a monthly and quarterly basis, respectively, which the Company was in compliance with as of December 31, 2010. The Company would be considered to be in technical covenant default when its EBITDA results are less than the amounts agreed upon with the lender. A violation was experienced with the results of the three-month periods ended September 30, 2009, March 31, 2010, March 31, 2011, and June 30, 2011. The violations were related to the minimum EBITDA covenant, and were cured, in each case, with a waiver. The Company experienced another violation with the results of the three-month period ended September 30, 2010 related to the minimum cash requirement. This violation was cured with a waiver and the Company cured the violation as of October 31, 2010. Non-compliance with these covenants in the future may result in the inability to obtain a waiver and could cause the lender to require the outstanding balance of the line of credit to become due and payable, provided the Company is unable to cure the covenant violation within a reasonable period.
The maximum amount of the line of credit was increased to  $3.5 million on September 30, 2009 in connection with a modification of terms used to calculate the available borrowing amount and a modification of the covenants. The revolving line of credit matured on May 1, 2010. On April 26, 2010, the Company entered into a second amendment to extend the maturity date to July 1, 2010. On June 25, 2010, the Company entered into a third amendment to extend the maturity date to June 25, 2011 under substantially the same terms. On August 9, 2010, the Company entered into a fourth amendment to modify the terms of the EBITDA covenant. On March 23, 2011, the Company entered into a fifth amendment in which the Company and its lender agreed to increase the maximum amount available under the revolving line of credit on a seasonal basis from  $3.5 million to  $4.5 million, effective April 1, 2011. On June 29, 2011, the Company entered into a sixth amendment to extend the maturity date to June 30, 2013.

Long-Term Debt and Capital Lease Obligations	6 Months Ended
Jun. 30, 2011
Long-term Debt and Capital Lease Obligations [Abstract]
Debt and Capital Leases Disclosures [Text Block]
Long-Term Debt
Long-term debt consists of the following:

	June 30, 2011	December 31, 2010
	(unaudited)
6.75 - 7.10% Cleveland County Industrial Revenue Bonds secured by real property final payment due December 1, 2024	$3,245,000	$3,245,000
5.75-9.00% Real estate loans secured by real property final payments due September 22, 2015 and August 1, 2028	3,093,877	3,157,455
10.00% Unsecured note payable due to officer, final payment due July 25, 2013	785,888	840,747
5.50% Unsecured note payable, final payment due November 26, 2015	729,067	758,205
8.75% Equipment loan secured by manufacturing equipment final payment due March 3, 2012	303,333	535,470
Various equipment and real estate loans with interest rates from 8.99-9.56% and due dates from 2016-2021	138,825	154,097
Total long-term debt	8,295,990	8,690,974
Less current portion	1,047,367	1,185,034
Net long-term debt	$7,248,623	$7,505,940
The Industrial Development Revenue Bonds issued by Cleveland County Industrial Authority contain certain financial covenants as follows:
Debt Service Coverage Ratio: The Company is required to maintain a debt service coverage ratio of at least1.50x to 1.00. The ratio will be reported to the Trustee and notice given to Beneficial Owners quarterly for each of the previous four quarters. If the debt service coverage ratio reported for each of the previous four quarters is less than 1.50x to 1.00, the Company is required to retain a consultant. The actual debt service coverage ratio as of June 30, 2011 is 0.55x to 1.00.
Current Ratio: The Company is required to maintain a current ratio of 1.10x to 1.00 calculated as of the last day of each calendar quarter beginning after January 1, 2006. The actual current ratio as of June 30, 2011 is 0.81x to 1.00.
Debt to Equity Ratio: The Company is required to maintain a debt to equity ratio of not more than 4.00x to 1.00 calculated as of the last day of each calendar quarter beginning after January 1, 2006. The actual debt to equity ratio as of June 30, 2011 is 0.94x to 1.00.
Accounts Payable: The Company agrees that not more than 10 percent of its accounts payable shall be in excess of 75 days past due. The actual percentage as of June 30, 2011 is 1.98 percent.
Accounts Receivable: The Company agrees that not more than 20 percent of accounts receivable will be in excess of 90 days past due. The actual percentage as of June 30, 2011 is 0.06 percent.
The Company is currently in violation of the Debt Service Coverage Ratio and Current Ratio covenants under the terms of its industrial revenue bond agreement. Noncompliance with the current ratio has resulted in an increase in the interest rate on each of the Bonds of 1% until the Company is in compliance with the required ratio.
Annual Debt Service Requirements
The annual principal payment requirements to maturity, for long-term debt at June 30, 2011 are as follows:

Twelve-Month Period Ending June 30	Long-Term Debt

2012	$1,047,367
2013	765,015
2014	1,565,110
2015	858,774
2016	416,769
Thereafter	3,642,955
Principal outstanding at June 30, 2011	$8,295,990

Accrued Liabilities	6 Months Ended
Jun. 30, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Accrued Liabilities
A summary of accrued liabilities follows:

	June 30, 2011	December 31, 2010
	(unaudited)
Rebates and commissions	$772,218	$749,263
Interest expense	27,349	29,067
Compensation	666,771	316,681
Workers’ compensation	435,200	373,830
Promotions and incentives	192,080	373,218
Property taxes	59,086	103,035
Total accrued liabilities	$2,152,704	$1,945,094

Intangible Assets	6 Months Ended
Jun. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
Intangible Assets
The Company holds an intangible asset, a customer list acquired by the Company in the amount of  $154,210. As of June 30, 2011 the accumulated amortization expense was  $123,393 and the net carrying amounts was  $30,817.

Income Taxes	6 Months Ended
Jun. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes
Income tax expense (benefit) for the three month and six month periods ended June 30, 2011 and 2010, consist of the following (unaudited):

	Three months ended June 30		Six months ended June 30
	2011	2010	2011	2010
Current:
Federal	$—	$—	$—	$—
State	—	—	—	—
	—	—	—	—
Deferred:
Federal	(301,182)	148,616	(431,206)	251,433
State	(35,447)	17,491	(50,750)	29,592
	(336,629)	166,107	(481,956)	281,025
Total income tax expense (benefit)	$(336,629)	$166,107	$(481,956)	$281,025
Deferred tax assets (liabilities) are as follows:

	June 30, 2011	December 31, 2010
	(unaudited)
Net operating loss carryforward	$3,491,772	$3,062,128
Depreciation	(543,948)	(517,197)
Deferred gain on sale of assets	2,204	2,944
Inventory capitalization	195,038	129,312
Reserve for worker compensation expense	165,376	142,055
Allowance for credit losses	20,464	29,708
Work opportunity credit carryforward	37,132	37,132
Oklahoma job and investment credits	1,000,188	1,000,188
Allowance for state job and investment credits	(912,621)	(912,621)
Net deferred tax asset	$3,455,605	$2,973,649
Current portion	$433,703	$369,604
Non-current portion	3,021,902	2,604,045
	$3,455,605	$2,973,649
In assessing the realizability of the net deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon either the generation of future taxable income during the periods in which those temporary differences become deductible or the carryback of losses to recover income taxes previously paid during the carryback period.
The Company is not currently subject to any specific audit by any federal, state or local taxing authority. The Company is no longer subject to income tax examinations by tax authorities before 2005. There are no tax positions previously taken which could give rise to uncertainty, and therefore there are no calculations or classifications of interest, penalties or effects on income tax rates related to such uncertainties
As of June 30, 2011, the Company has a net operating loss carryforward of  $9.1 million representing a tax asset of  $3.5 million which, if unused, will commence expiring in 2023 and state new jobs/investment credit carryforwards totaling  $1.0 million of which the Company has elected to provide a realizability allowance of  $0.9 million resulting in a net carrying amount of  $0.1 million. If unused, the credits will commence expiring on December 31, 2021.
Actual income tax expenses differ from “expected” income tax expenses, computed by applying the U.S. Federal corporate tax rate of 34 percent to earnings from operations before income taxes, for the three month and six month periods ended June 30, 2011 and 2010, as follows (unaudited):

	Three months ended June 30		Six months ended June 30
	2011	2010	2011	2010
Computed “expected” income taxes	$(301,182)	$148,616	$(431,206)	$251,433
State income taxes, net of federal income tax	(35,447)	17,491	(50,750)	29,592
	$(336,629)	$166,107	$(481,956)	$281,025

Stock Based Compensation	6 Months Ended
Jun. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Stock Based Compensation
The Company charged  $22,483 against earnings for each of the three month periods ended June 30, 2011 and 2010, respectively. The Company charged  $44,966 and  $44,967 against earnings during the six months ended June 30, 2011 and 2010, respectively, leaving a total of  $163,368 of unrecognized expense in connection with the issuance of the stock options as of June 30, 2011.

Major Customers	6 Months Ended
Jun. 30, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
Major Customers
The Company has two major customers which comprised 17 percent and 10 percent of its sales for the six month period ended June 30, 2011. A change in either of these customer relationships could adversely affect our revenue, results of operations and cash flows.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies
The Company and its subsidiaries are subject to legal proceedings and claims which arise in the ordinary course of business. Although occasional adverse decisions or settlements may occur, the Company is not aware of any proceeding at June 30, 2011, which would have a material adverse effect on its consolidated financial position, results of operations or liquidity.

Note Payable to Related Party	6 Months Ended
Jun. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note Payable to Related Party
The Company has a note payable to Herbert B. Grimes, its current chief executive officer, in the amount of  $785,888 due on July 5, 2013 with interest rate of 10 percent per annum. The Company is making weekly payments to Mr. Grimes in the amount of  $1,500 and made additional payments of  $35,000 on April 8, 2011,  $25,000 on May 27, 2011,  $8,750 on July 7, 2011, and August 4, 2011, The Company has scheduled an additional payment of  $8,750 on September 8, 2011. Mr. Grimes has agreed that repayment of the note is subject to the Company's ability to pay as measured by its liquidity position, projected cash flows and EBITDA.
Under the terms of the Agreement and Plan of Merger, more fully described in Note 16, within 30 days following the closing of the acquisition of the Company by Reser's Fine Foods, the note to Mr. Grimes will be repaid in full.

Subsequent Event	6 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events
On July 6, 2011, the Company entered into an Agreement and Plan of Merger with Reser's Fine Foods, Inc. (“Reser's”) pursuant to which the Company will be acquired by Reser's in a merger transaction. As a result, the Company will become a wholly owned subsidiary of Reser's and shares of the Company's common stock will cease trading. The aggregate consideration to be paid by Reser's is  $18.25 million in cash or approximately  $1.58 for each outstanding share of the Company's common stock. The closing sale price of a share of the Company's common stock on July 5, 2011, the day before the Merger was announced, was  $0.40.
The transaction is subject to various conditions, including approval by Company stockholders owning more than 50 percent of the outstanding shares of common stock. The Company filed definitive proxy materials with the SEC on August 10, 2011, with respect to a special meeting of its stockholders on September 15, 2011, at which meeting the stockholders will vote on a proposal to approve, adopt and ratify the Agreement and Plan of Merger.
On August 10, 2011, the Company was notified of a lawsuit by a person alleging to be a shareholder of the Company, individually and on behalf of all others similarly situated, against the Company, Reser's, and each of the directors of the Company, alleging that the directors breached their fiduciary duties in entering into the merger agreement with Reser's and inadequate or misleading disclosures in the Company's proxy materials regarding the special meeting. The plaintiff seeks a declaration that the lawsuit be certified as a class action, that he be declared the class representative, that the merger be preliminarily or permanently enjoined or that in the event it is consummated prior to entry of final judgment, rescission of the transaction or an awarding of recessionary damages, an accounting by the defendants of all damages caused by them and profits and benefits obtained by them as a result of the breach of their fiduciary duties and costs. The Company believes the lawsuit is without merit and intends to defend itself and its directors vigorously.